                                                    REGISTRATION NO. 333-220167
                                                     REGISTRATION NO. 811-22651
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                           REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933                [X]
                       POST-EFFECTIVE AMENDMENT NO. 3              [X]
                                   AND/OR
                           REGISTRATION STATEMENT
                                   UNDER
                     THE INVESTMENT COMPANY ACT OF 1940            [X]
                              AMENDMENT NO. 83                     [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                            SEPARATE ACCOUNT NO. 70
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
             (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):
    [X]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [_]On (date) pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

================================================================================

                                     NOTE

This Post-Effective Amendment No. 3 ("PEA") to the Form N-4 Registration
Statement No. 333-220167 ("Registration Statement") of AXA Equitable Life
Insurance Company ("AXA Equitable") and its Separate Account No. 70 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Supplement to the Prospectus and
Part C. This Post-Effective Amendment No. 3 incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 2, filed on April 18, 2018.

AXA Equitable Life Insurance Company

Supplement dated August 15, 2018 to the Current Prospectus for Retirement Cornerstone® Series 17

This Supplement modifies certain information in the above-referenced current prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the ‘‘Prospectus’’). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your Prospectus.

The purpose of this Supplement is to provide you with information regarding new variable investment options being added to your contract, as well as, certain variable investment options that are being closed for certain contracts. Please note the following changes:

(1)	New Variable Investment Options

Effective on or about October 22, 2018, subject to regulatory approval, the following variable investment options will be available to contracts with an application signed on or after the effective date:

•	1290 VT Low Volatility Global Equity
•	1290 VT Micro Cap
•	1290 VT Small Cap Value
•	1290 VT SmartBeta Equity
•	AXA/ClearBridge Large Cap Growth
•	EQ/ClearBridge Select Equity Managed Volatility
•	EQ/JPMorgan Value Opportunities
•	EQ/MFS International Value
•	EQ/MFS Technology
•	PIMCO Income Portfolio

(2)	Portfolios of the Trusts

Effective on or about October 22, 2018, subject to regulatory approval, the following information is added under “Portfolios of the Trusts” in “Contract features and benefits” in your Prospectus:

EQ Advisors Trust – Class IB Shares Portfolio Name	Objective	Investment Adviser (or Sub-Adviser(s), as applicable)	Volatility Management
1290 VT LOW VOLATILITY GLOBAL EQUITY	Seeks long-term capital appreciation with lower absolute volatility than the broad equity markets.	• AXA Equitable Funds Management Group, LLC
1290 VT MICRO CAP	Seeks to achieve long-term growth of capital.	• AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC • Lord, Abbett & Co. LLC
1290 VT SMALL CAP VALUE	Seeks to achieve long-term growth of capital.	• AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC • Horizon Asset Management LLC
1290 VT SMARTBETA EQUITY	Seeks to achieve long-term capital appreciation.	• AXA Rosenberg Management, LLC
AXA/CLEARBRIDGE LARGE CAP GROWTH	Seeks to achieve long-term capital growth.	• ClearBridge Investments, LLC
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk adjusted returns and managing volatility in the Portfolio.	• AXA Equitable Funds Management Group, LLC • ClearBridge Investments, LLC** • BlackRock Investment Management, LLC	✓
EQ/JPMORGAN VALUE OPPORTUNITIES	Seeks to achieve long-term capital appreciation.	• J.P. Morgan Investment Management Inc.

IM-94-18 (8.18)	Catalog No. 158933 (8.18)
NewBiz	#671602

EQ Advisors Trust – Class IB Shares Portfolio Name	Objective	Investment Adviser (or Sub-Adviser(s), as applicable)	Volatility Management
EQ/MFS INTERNATIONAL VALUE	Seeks to achieve capital appreciation.	• AXA Equitable Funds Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MFS TECHNOLOGY	Seeks to achieve capital appreciation.	• AXA Equitable Funds Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
PIMCO Variable Insurance Trust – Advisor Class Portfolio Name	Objective	Investment Adviser (or Sub-Adviser(s), as applicable)
PIMCO INCOME PORTFOLIO	The Portfolio’s primary investment objective is to maximize current income. Long-term capital appreciation is a secondary objective.	• Pacific Investment Management Company LLC
*

Effective on or about October 1, 2018, subject to regulatory approval, the current name of the AXA/Mutual Large Cap Equity Managed Volatility Portfolio will change to EQ/ClearBridge Select Equity Managed Volatility Portfolio.

**

Effective on or about October 1, 2018, subject to regulatory approval, Franklin Mutual Advisers, LLC the sub-adviser for the Active Allocated Portion of the Portfolio will be replaced by ClearBridge Investments, LLC.

(3)	Variable Investment Options no longer available to certain contracts.

Effective on or about October 22, 2018, the following variable investment options will not be available to contracts with an application signed on or after the effective date:

•	7TwelveTM Balanced Portfolio
•	AB VPS International Growth Portfolio
•	Hartford Capital Appreciation HLS Fund
•	Ivy VIP Asset Strategies
•	Ivy VIP Global Equity Income (fka: Ivy VIP Dividend Opportunities)
•	Ivy VIP Natural Resources
•	Ivy VIP Small Cap Growth
•	VanEck VIP Global Hard Assets

These variable investment options will, however, remain available to existing contract owners.

2

(4)	Revised ‘‘Condensed financial information”’

The following information is added under “Appendix IX: Condensed financial information” in the Prospectus.

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 1.30%.

Unit values and number of units outstanding at year end for each variable investment option.

	For the years ended December 31,
	2017	2016	2015	2014	2013	2012
1290 VT DoubleLine Dynamic Allocation
Unit value	$11.88	$10.98	$10.24	$10.78	—	—
Number of units outstanding (000’s)	1,157	1,119	938	662	—	—
AXA/ClearBridge Large Cap Growth
Unit value	$17.89	$14.43	$14.49	$14.50	$14.15	$10.31
Number of units outstanding (000’s)	2,537	2,800	3,337	3,541	2,744	448
AXA/Mutual Large Cap Equity Managed Volatility
Unit value	$20.25	$17.97	$16.09	$16.70	$15.42	$12.09
Number of units outstanding (000’s)	32	35	41	41	41	1
EQ/JPMorgan Value Opportunities
Unit value	$24.93	$21.45	$17.88	$18.54	$16.42	$12.25
Number of units outstanding (000’s)	282	272	245	238	246	43

3

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 1.65%.

Unit values and number of units outstanding at year end for each variable investment option.

	For the years ended December 31,
	2017	2016	2015	2014	2013	2012
1290 VT DoubleLine Dynamic Allocation
Unit value	$11.67	$10.83	$10.14	$10.71	—	—
Number of units outstanding (000’s)	143	111	99	75	—	—
AXA/ClearBridge Large Cap Growth
Unit value	$17.45	$14.13	$14.24	$14.30	$14.01	$10.24
Number of units outstanding (000’s)	654	783	977	1,101	969	229
AXA/Mutual Large Cap Equity Managed Volatility
Unit value	$19.68	$17.52	$15.74	$16.39	$15.20	$11.95
Number of units outstanding (000’s)	24	24	22	26	26	2
EQ/JPMorgan Value Opportunities
Unit value	$24.22	$20.92	$17.50	$18.20	$16.18	$12.12
Number of units outstanding (000’s)	100	84	70	49	49	9

All rights reserved. Retirement Cornerstone® is a registered trademark mark of AXA Equitable Life Insurance Company.

Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC.

1290 Avenue of the Americas, New York, NY 10104.

Copyright 2018 AXA Equitable Life Insurance Company. All rights reserved.

AXA Equitable Life Insurance Company

1290 Avenue of the Americas, New York, NY 10104

(212) 554-1234

4

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (a)    The following Financial Statements are included in Part B of the Registration Statement:

                     The financial statements of AXA Equitable Life Insurance
                     Company and Separate Account No. 70, are included in the
                     Statement of Additional Information.

         (b)    Exhibits.

                The following exhibits correspond to those required by
                paragraph (b) of item 24 as to exhibits in Form N-4:

         1.     Board of Directors Resolutions.

                Resolutions of the Board of Directors of The Equitable Life
                Assurance Society of the United States ("Equitable")
                authorizing the establishment of the Registrant, incorporated herein by reference to Registration Statement No. 333-05593 filed on June 10, 1996.

         2.     Custodial Agreements. Not Applicable.

         3.     Underwriting Contracts.

                (a)    Distribution Agreement, dated as of January 1, 1998 by
                       and between The Equitable Life Assurance Society of the
                       United States for itself and as depositor on behalf of
                       the Equitable Life separate accounts and Equitable
                       Distributors, Inc., incorporated herein by reference to
                       the Registration Statement filed on Form N-4 (File No.
                       333-64749) filed on August 5, 2011.

                (a)(i) First Amendment dated as of January 1, 2001 to the
                       Distribution Agreement dated as of January 1, 1998
                       between The Equitable Life Assurance Society of the
                       United States for itself and as depositor on behalf of
                       the Equitable Life separate accounts and Equitable
                       Distributors, Inc., incorporated herein by reference to
                       the Registration Statement filed on Form N-4 (File No.
                       333-127445) filed on August 11, 2005.

                (a)(ii)Second Amendment dated as of January 1, 2012 to the
                       Distribution Agreement dated as of January 1, 1998
                       between AXA Equitable Life Insurance Company and AXA
                       Distributors, LLC, incorporated herein by reference to
                       the Registration Statement filed on Form N-4 (File No.
                       333-05593) filed on April 24, 2012.

               (a)(iii)Third Amendment dated as of November 1, 2014 to the
                       Distribution Agreement dated as of January 1, 1998
                       between AXA Equitable Life Insurance Company and AXA
                       Distributors, LLC, incorporated herein by reference to
                       the Registration Statement filed on Form N-4 (File No.
                       2-30070) filed on April 19, 2016.

                (b)    Distribution Agreement dated January 1, 2000 for
                       services by The Equitable Life Assurance Society of the
                       United States to AXA Network, LLC and its subsidiaries
                       incorporated herein by reference to Registration
                       Statement on Form N-4 (File No. 3-05593) filed on
                       April 25, 2001.

                (c)    Transition Agreement dated January 1, 2000, for services
                       by AXA Network, LLC and its subsidiaries to The
                       Equitable Life Assurance Society of the United States
                       incorporated herein by reference to Registration
                       Statement on Form N-4, (File No. 333-05593), filed on
                       April 25, 2001.

                (d)    General Agent Sales Agreement dated January 1, 2000
                       between The Equitable Life Assurance Society of the
                       United States and AXA Network, LLC and its subsidiaries,
                       incorporated herein by reference to Exhibit 3(h) to the
                       Registration Statement on Form N-4, (File No. 2-30070),
                       filed April 19, 2004.

                (d)(i) First Amendment dated as of January 1, 2003 to General
                       Agent Sales Agreement dated January 1, 2000 between The
                       Equitable Life Assurance Society of the United States
                       and AXA Network, LLC and its subsidiaries, incorporated
                       herein by reference to Registration Statement on Form
                       N-4, (File No. 333-05593), filed April 24, 2012.

                (d)(ii)Second Amendment dated as of January 1, 2004 to General
                       Agent Sales Agreement dated January 1, 2000 between The
                       Equitable Life Assurance Society of the United States
                       and AXA Network, LLC and its subsidiaries, incorporated
                       herein by reference to Registration Statement on Form
                       N-4, (File No. 333-05593), filed April 24, 2012.

               (d)(iii)Third Amendment dated as of July 19, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and
                       between The Equitable Life Assurance Society of the
                       United States and AXA Network, LLC and its subsidiaries
                       incorporated herein by reference to Exhibit 3(k) to the
                       Registration Statement on Form N-4 (File
                       No. 333-127445), filed on August 11, 2005.

                (d)(iv)Fourth Amendment dated as of November 1, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and
                       between The Equitable Life Assurance Society of the
                       United States and AXA Network, LLC and its subsidiaries
                       incorporated herein by reference to Exhibit 3(l) to the
                       Registration Statement on Form N-4 (File
                       No. 333-127445), filed on August 11, 2005.

                (d)(v) Fifth Amendment dated as of November 1, 2006, to General
                       Agent Sales Agreement dated as of January 1, 2000 by and
                       between The Equitable Life Assurance Society of the
                       United States and AXA Network, LLC and its subsidiaries
                       incorporated herein by reference to Registration
                       Statement on Form N-4 (File No. 333-05593), filed on
                       April 24, 2012.

                (d)(vi)Sixth Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1,

                                      C-2

                       2000 by and between AXA Equitable Life Insurance Company
                       (formerly known as The Equitable Life Assurance Society
                       of the United States) and AXA Network, LLC and its
                       subsidiaries, incorporated herein by reference to
                       Registration Statement on Form N-4 (File No. 333-05593),
                       filed on April 24, 2012.

               (d)(vii)Seventh Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1,
                       2000 by and between AXA Equitable Life Insurance Company
                       (formerly known as The Equitable Life Assurance Society
                       of the United States) and AXA Network, LLC and its
                       subsidiaries, incorporated herein by reference to
                       Registration Statement on Form N-4 (File No. 2-30070) to
                       Exhibit 3(r), filed on April 20, 2009.

              (d)(viii)Eighth Amendment dated as of November 1, 2008, to
                       General Agent Sales Agreement dated as of January 1,
                       2000 by and between AXA Equitable Life Insurance Company
                       (formerly known as The Equitable Life Assurance Society
                       of the United States) and AXA Network, LLC and its
                       subsidiaries, incorporated herein by reference to
                       Registration Statement on Form N-4 (File No. 2-30070) to
                       Exhibit 3(s), filed on April 20, 2009.

                (d)(ix)Ninth Amendment dated as of November 1, 2011 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and
                       between AXA Equitable Life Insurance Company (formerly
                       known as The Equitable Life Assurance Society of the
                       United States) and AXA Network, LLC and its subsidiaries
                       incorporated herein by reference to the Registration
                       Statement filed on Form N-4 (File No. 333-05593) filed
                       on April 24, 2012.

                (d)(x) Tenth Amendment dated as of November 1, 2013 to General
                       Agent Sales Agreement dated as of January 1, 2000, by
                       and between AXA Equitable Life Insurance Company
                       (formerly known as The Equitable Life Assurance Society
                       of the United States) and AXA Network, LLC and its
                       subsidiaries, previously filed with this Registration
                       Statement (File No. 333-178750) on October 16, 2014.

                (d)(xi)Eleventh Amendment dated as of November 1, 2013 to
                       General Agent Sales Agreement dated as of January 1,
                       2000, by and between AXA Equitable Life Insurance
                       Company (formerly known as The Equitable Life Assurance
                       Society of the United States) and AXA Network, LLC and
                       its subsidiaries, previously filed with this
                       Registration Statement (File No. 333-178750) on
                       October 16, 2014.

               (d)(xii)Twelfth Amendment dated as of November 1, 2013 to
                       General Agent Sales Agreement dated as of January 1,
                       2000, by and between AXA Equitable Life Insurance
                       Company (formerly known as The Equitable Life Assurance
                       Society of the United States) and AXA Network, LLC and
                       its subsidiaries, previously filed with this
                       Registration Statement (File No. 333-178750) on
                       October 16, 2014.

              (d)(xiii)Thirteenth Amendment dated as of October 1, 2014 to
                       General Agent Sales Agreement dated as of January 1,
                       2000, by and between AXA Equitable Life Insurance
                       Company (formerly known as The Equitable Life Assurance
                       Society of the United States) and AXA Network, LLC and
                       its subsidiaries, incorporated herein by reference to
                       the Registration Statement on Form N-4
                       (File No. 333-202147), filed on September 9, 2015.

               (d)(xiv)Fourteenth Amendment dated as of August 1, 2015 to
                       General Agent Sales Agreement dated as of January 1,
                       2000, by and between AXA Equitable Life Insurance
                       Company (formerly known as The Equitable Life Assurance
                       Society of the United States) and AXA Network, LLC and
                       its subsidiaries, incorporated herein by reference to
                       this Registration Statement on Form N-4 (File No.
                       2-30070), filed on April 19, 2016.

                (d)(xv)Sixteenth Amendment dated May 1, 2016 to the General
                       Agent Sales Agreement dated as of January 1, 2000 by and
                       between AXA Equitable Life Insurance Company, (formerly
                       known as The Equitable Life Assurance Society of the
                       United States) and AXA Network, LLC, incorporated herein
                       by reference to Registration Statement on Form N-4 (File
                       No. 2-30070) filed on April 18, 2017.

               (d)(xvi)Seventeenth Amendment to General Agent Sales Agreement,
                       dated as of August 1, 2016, by and between AXA Equitable
                       Life Insurance Company, formerly known as The Equitable
                       Life Assurance Society of the United States, ("AXA
                       Equitable"), and AXA NETWORK, LLC, ("General Agent")
                       incorporated herein by reference to Registration
                       Statement on Form N-4 (File No. 2-30070) filed on
                       April 17, 2018.

              (d)(xvii)Eighteenth Amendment to General Agent Sales Agreement, dated as of March 1 2017, by and between AXA Equitable
                       Life Insurance Company, formerly known as The Equitable
                       Life Assurance Society of the United States, ("AXA
                       Equitable"), and AXA NETWORK, LLC ("General Agent")
                       incorporated herein by reference to Registration
                       Statement on Form N-4 (File No. 2-30070) filed on
                       April 17, 2018.

                (e)    Form of Brokerage General Agent Sales Agreement with
                       Schedule and Amendment to Brokerage General Agent Sales
                       Agreement among [Brokerage General Agent] and AXA
                       Distributors, LLC, AXA Distributors Insurance Agency,
                       LLC, AXA Distributors Insurance Agency of Alabama, LLC,
                       and AXA Distributors Insurance Agency of Massachusetts,
                       LLC, incorporated herein by reference to the
                       Registration Statement on Form N-4, File No. 333-05593,
                       filed on April 20, 2005.

                (f)    Form of Wholesale Broker-Dealer Supervisory and Sales
                       Agreement among [Broker-Dealer] and AXA Distributors,
                       LLC, incorporated herein by reference to the
                       Registration Statement on Form N-4, File No. 333-05593,
                       filed on April 20, 2005.

                (g)    Services Agreement made as of December 1, 2010, by and
                       among Legg Mason Investor Services, LLC ("Distributor"),
                       a Maryland limited liability company that serves as the
                       principal underwriter of Legg Mason Partners Variable
                       Equity Trust and Legg Mason Partners Variable Income
                       Trust (collectively, "Fund"), and AXA Equitable Life
                       Insurance Company (the "Company"), a New York
                       Corporation, previously filed with this Registration
                       Statement (File No. 333-178750) on April 22, 2014.

                (g)(i) Amendment No. 1 ("Amendment"), effective March 28, 2014, to the Services Agreement (the "Agreement"), dated
                       December 1, 2010, between AXA Equitable Life Insurance
                       Company (the "Company") and Legg Mason Investor
                       Services, LLC (the "Distributor") (collectively, the
                       "Parties"), previously filed with this Registration
                       Statement (File No. 333-178750) on April 22, 2014.

                                      C-3

         4.   Contracts. (Including Riders and Endorsements)

            4(a)   Form of Data Pages (ICC15RC15ADP-B), incorporated herein by reference to this Registration Statement on Form N-4 (File
                   No. 333-220167), filed on October 20, 2017.

            4(b)   Form of Data Pages (ICC15RC15ADP-CP), incorporated herein by reference to this Registration Statement on Form N-4 (File
                   No. 333-220167), filed on October 20, 2017.

            4(c)   Endorsement Applicable to Traditional IRA Contracts
                   (ICC14IRA-RC15), incorporated herein by reference to this
                   Registration Statement on Form N-4 (File No. 333-220167),
                   filed on October 20, 2017.

            4(d)   Endorsement Applicable to Non-Qualified Contracts
                   (ICC14NQ-RC15), incorporated herein by reference to this
                   Registration Statement on Form N-4 (File No. 333-220167),
                   filed on October 20, 2017.

            4(e)   Endorsement Applicable to Roth IRA Contracts
                   (ICC14ROTH-RC15), incorporated herein by reference to this
                   Registration Statement on Form N-4 (File No. 333-220167),
                   filed on October 20, 2017.

            4(f)   Endorsement Applicable to SEP-IRA Contracts (ICC14SEP-RC15),
                   incorporated herein by reference to this Registration
                   Statement on Form N-4 (File No. 333-220167), filed on
                   October 20, 2017.

            4(g)   Form of "Greater of" Death Benefit Rider (ICC12GMDBGRRC13),
                   incorporated herein by reference to this Registration
                   Statement on Form N-4 (File No. 333-220167), filed on
                   October 20, 2017.

            4(h)   Form of Guaranteed Minimum Income Benefit Rider
                   (ICC16GMIBRC15B), incorporated herein by reference to this
                   Registration Statement on Form N-4 (File No. 333-220167),
                   filed on October 20, 2017.

                                      C-4

         5.   Applications.

            5(a)   Form of Retirement Cornerstone Series B Application for an
                   Individual Annuity (ICC17 App 01 RC15B B), incorporated
                   herein by reference to this Registration Statement on Form
                   N-4 (File No. 333-220167), filed on October 20, 2017.

            5(b)   Form of Retirement Cornerstone Series B Application for an
                   Individual Annuity (ICC17 App 02 RC15B B), incorporated
                   herein by reference to this Registration Statement on Form
                   N-4 (File No. 333-220167), filed on October 20, 2017.

            5(c)   Form of Retirement Cornerstone Series CP Application for an
                   Individual Annuity (ICC17 App 01 RC15B CP), incorporated
                   herein by reference to this Registration Statement on Form
                   N-4 (File No. 333-220167), filed on October 20, 2017.

            5(d)   Form of Retirement Cornerstone Series CP Application for an
                   Individual Annuity(ICC17 App 02 RC15B CP), incorporated
                   herein by reference to this Registration Statement on Form
                   N-4 (File No. 333-220167), filed on October 20, 2017.

                                      C-5

         6.     Depositor's Certificate of Incorporation and By-Laws.

                (a)    Restated Charter of Equitable, as amended August 31,
                       2010, incorporated herein by reference to the
                       Registration Statement on Form N-4 (File No. 333-05593),
                       filed on April 24, 2012.

                (b)    By-Laws of AXA Equitable, as amended September 7, 2004,
                       incorporated herein by reference to the Registration
                       Statement on Form N-4 (File No. 333-05593), filed on
                       April 23, 2005.

         7.     Reinsurance Contracts. Not applicable.

         8.     Participation Agreements.

                (a)    Amended and Restated Participation Agreement among EQ
                       Advisors Trust, AXA Equitable Life Insurance Company
                       ("AXA Equitable"), AXA Distributors and AXA Advisors
                       dated July 15, 2002 is incorporated herein by reference
                       to Post-Effective Amendment No. 25 to the EQ Advisor's
                       Trust Registration Statement on Form N-1A (File No.
                       333-17217 and 811-07953), filed on February 7, 2003.

                (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and
                       Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors and AXA Advisors
                       dated July 15, 2002 incorporated herein by reference to
                       Post-Effective Amendment No. 28 To the EQ Advisor's
                       Trust Registration Statement (File No. 333-17217) on
                       Form N-1A filed on February 10, 2004.

                (a)(ii)Amendment No. 2, dated July 9, 2004, to the Amended and
                       Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors and AXA Advisors
                       dated July 15, 2002 incorporated herein by reference to
                       Post-Effective Amendment No. 35 To the EQ Advisor's
                       Trust Registration Statement (File No. 333-17217) on
                       Form N-1A filed on October 15, 2004.

               (a)(iii)Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors and AXA Advisors
                       dated July 15, 2002 incorporated herein by reference to
                       Post-Effective Amendment No. 35 To the EQ Advisor's
                       Trust Registration Statement (File No. 333-17217) on
                       Form N-1A filed on October 15, 2004.

                (a)(iv)Amendment No. 4, dated May 1, 2005, to the Amended and
                       Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors and AXA Advisors
                       dated July 15, 2002 incorporated herein by reference to
                       Post-Effective Amendment No. 37 To the EQ Advisor's
                       Trust Registration Statement (File No. 333-17217) on
                       Form N-1A filed on April 7, 2005.

                (a)(v) Amendment No. 5, dated September 30, 2005, to the
                       Amended and Restated Participation Agreement among EQ
                       Advisors Trust, AXA Equitable, AXA Distributors and AXA
                       Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 44 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on April 5, 2006.

                (a)(vi)Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors and AXA Advisors
                       dated July 15, 2002 incorporated herein by reference to
                       Post-Effective Amendment No. 51 To the EQ Advisor's
                       Trust Registration Statement (File No. 333-17217) on
                       Form N-1A filed on February 2, 2007.

               (a)(vii)Amendment No. 7, dated May 1, 2007, to the Amended and
                       Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors and AXA Advisors
                       dated July 15, 2002 incorporated herein by reference to
                       Post-Effective Amendment No. 53 To the EQ Advisor's
                       Trust Registration Statement (File No. 333-17217) on
                       Form N-1A filed on April 27, 2007.

              (a)(viii)Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors, LLC and AXA
                       Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 56 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on December 27, 2007.

                (a)(ix)Amendment No. 9, dated May 1, 2008, to the Amended and
                       Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors, LLC and AXA
                       Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 61 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on February 13, 2009.

                (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors, LLC and AXA
                       Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 64 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on March 16, 2009.

                (a)(xi)Amendment No. 11, dated May 1, 2009, to the Amended and
                       Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors, LLC and AXA
                       Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 67 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on April 15, 2009.

               (a)(xii)Amendment No. 12, dated September 29, 2009, to the
                       Amended and Restated Participation Agreement among EQ
                       Advisors Trust, AXA Equitable, AXA Distributors, LLC and
                       AXA Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 70 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on January 21, 2010.

              (a)(xiii)Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors, LLC and AXA
                       Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 77 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on February 3, 2011.

               (a)(xiv)Amendment No. 14, dated December 15, 2010, to the
                       Amended and Restated Participation Agreement among EQ
                       Advisors Trust, AXA Equitable, AXA Distributors, LLC and
                       AXA Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 77 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on February 3, 2011.

                (a)(xv)Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors, LLC and AXA
                       Advisors dated July 15, 2002 incorporated herein by
                       reference and/or previously filed with Post-Effective
                       Amendment No. 84 To the EQ Advisor's Trust Registration
                       Statement (File No. 333-17217) on Form N-1A filed on
                       August 17, 2011.

               (a)(xvi)Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable and AXA Distributors, LLC, dated
                       July 15,2002 incorporated herein by reference to
                       Post-Effective Amendment No. 96 to the EQ Advisor's
                       Trust Registration Statement (File No. 333-17217) on
                       Form N-1A filed on February 7, 2012.

              (a)(b)(i)Second Amended and Restated Participation Agreement
                       among the Trust, AXA Equitable, FMG LLC and AXA
                       Distributors, LLC, dated May 23, 2012, incorporated
                       herein by reference to EQ Advisors Trust Registration
                       Statement on Form N-1A (File No. 333-17217) filed on
                       July 22, 2013.

             (a)(b)(ii)Amendment No. 1 dated as of June 4, 2013 to the Second
                       Amended and Restated Participation Agreement among the
                       Trust, AXA Equitable, FMG LLC and AXA Distributors dated
                       May 23, 2012, incorporated herein by reference to EQ
                       Advisors Trust Registration Statement on Form N-1A (File
                       No. 333-17217) filed on July 22, 2013.

            (a)(b)(iii)Amendment No. 2 dated as of October 21, 2013 to the
                       Second Amended and Restated Participation Agreement
                       among the Trust, AXA Equitable, FMG LLC and AXA
                       Distributors dated May 23, 2012, incorporated herein by
                       reference to EQ Advisors Trust Registration Statement on
                       Form N-1A (File No. 333-17217) filed on July 22, 2013.

             (a)(b)(iv)Amendment No. 3, dated as of April 4, 2014 ("Amendment
                       No. 3"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as
                       amended ("Agreement"), by and among EQ Advisors Trust
                       ("Trust"), AXA Equitable Life Insurance Company, AXA
                       Equitable Funds Management Group, LLC and AXA
                       Distributors, LLC (collectively, the "Parties"),
                       incorporated herein by reference to EQ Advisors Trust
                       Registration Statement on Form N-1A (File No. 333-17217)
                       filed on April 30, 2014.

              (a)(b)(v)Amendment No. 4, dated as of June 1, 2014 ("Amendment
                       No. 4"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as
                       amended ("Agreement"), by and among EQ Advisors Trust
                       ("Trust"), AXA Equitable Life Insurance Company, AXA
                       Equitable Funds Management Group, LLC and AXA
                       Distributors, LLC (collectively, the "Parties"),
                       incorporated herein by reference to EQ Advisors Trust
                       Registration Statement on Form N-1A (File No. 333-17217)
                       filed on April 30, 2014.

             (a)(b)(vi)Amendment No. 5, dated as of July 16, 2014 ("Amendment
                       No. 5"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as
                       amended ("Agreement"), by and among EQ Advisors Trust
                       ("Trust"), AXA Equitable Life Insurance Company, AXA
                       Equitable Funds Management Group, LLC and AXA
                       Distributors, LLC (collectively, the "Parties") "),
                       incorporated herein by reference to EQ Advisors Trust
                       Registration Statement on Form N-1A (File No. 333-17217)
                       filed on February 5, 2015.

            (a)(b)(vii)Amendment No.6, dated as of April 30, 2015 ("Amendment
                       No. 6"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as
                       amended ("Agreement"), by and among EQ Advisors Trust
                       ("Trust"), AXA Equitable Life Insurance Company, AXA
                       Equitable Funds Management Group, LLC and AXA
                       Distributors, LLC (collectively, the "Parties"),
                       incorporated herein by reference to EQ Advisors Trust
                       Registration Statement on Form N-1A (File No. 333-17217)
                       filed on April 17, 2015.

           (a)(b)(viii)Amendment No. 7, dated as of December 21, 2015
                       ("Amendment No. 7"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as
                       amended ("Agreement"), by and among EQ Advisors Trust
                       ("Trust"), AXA Equitable Life Insurance Company, AXA
                       Equitable Funds Management Group, LLC and AXA
                       Distributors, LLC (collectively, the "Parties")
                       incorporated herein by reference to EQ Advisors Trust
                       Registration Statement on Form 485 (a) (File No.
                       333-17217) filed on February 11, 2016.

            (a)(b)(vix)Amendment No. 8, dated as of December 9, 2016
                       ("Amendment No. 8"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as
                       amended ("Agreement"), by and among EQ Advisors Trust
                       ("Trust"), AXA Equitable Life Insurance Company, AXA
                       Equitable Funds Management Group, LLC and AXA
                       Distributors, LLC (collectively, the "Parties")
                       incorporated herein by reference to EQ Advisors Trust
                       Registration Statement on Form 485 (a) (File
                       No. 333-17217) filed on January 31, 2017.

             (a)(b)(vx)Amendment No. 9 dated as of May 1, 2017 ("Amendment
                       No. 9") to the Second Amended and Restated Participation
                       Agreement, dated as of May 23, 2012, as amended
                       ("Agreement") by and among EQ Advisors Trust ("Trust"),
                       AXA Equitable Life Insurance Company, AXA Equitable
                       Funds Management Group, LLC and AXA Distributors, LLC
                       (collectively, the "Parties"), incorporated herein by
                       reference to EQ Advisors Trust Registration Statement on
                       Form N-1A (File No. 333-17217), filed on April 28, 2017.

            (a)(b)(vxi)Amendment No. 10 dated as of November 1, 2017
                       ("Amendment No. 10") to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as
                       amended ("Agreement") by and among EQ Advisors Trust
                       ("Trust"), AXA Equitable Life Insurance Company, AXA
                       Equitable Funds Management Group, LLC and AXA
                       Distributors, LLC (collectively, the "Parties"),
                       incorporated herein by reference to EQ Advisors Trust
                       Registration Statement on Form N-1A (File No.
                       333-17217), filed on October 27, 2017.

                (b)    Participation Agreement among AXA Premier VIP Trust, AXA
                       Equitable, AXA Advisors, AXA Distributors and EDI dated
                       as of December 3, 2001 incorporated herein by reference
                       to and/or previously filed with Pre-Effective Amendment
                       No. 1 to AXA Premier VIP Trust Registration Statement
                       (File No. 333-70754) on Form N-1A filed on December 10,
                       2001.

                (b)(i) Amendment No. 1, dated as of August 1, 2003 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA
                       Equitable, AXA Advisors, AXA Distributors and EDI dated
                       as of December 3, 2001 incorporated herein by reference
                       to Post-Effective Amendment No. 6 to AXA Premier VIP
                       Trust Registration Statement (File No. 333-70754) on
                       Form N-1A filed on February 25, 2004.

                (b)(ii)Amendment No. 2, dated as of May 1, 2006 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA
                       Equitable, AXA Advisors, AXA Distributors and EDI dated
                       as of December 3, 2001 incorporated herein by reference
                       to Post-Effective Amendment No. 16 to AXA Premier VIP
                       Trust Registration Statement (File No. 333-70754) on
                       Form N-1A filed on June 1, 2006.

               (b)(iii)Amendment No. 3, dated as of May 25, 2007 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA
                       Equitable, AXA Advisors, AXA Distributors and EDI dated
                       as of December 3, 2001 incorporated herein by reference
                       to Post-Effective Amendment No. 20 to AXA Premier VIP
                       Trust Registration Statement (File No. 333-70754) on
                       Form N-1A filed on February 5, 2008.

                (b)(iv)Amended and Restated Participation Agreement among the
                       Registrant, AXA Equitable, FMG LLC and AXA Distributors
                       dated as of May 23, 2012, incorporated herein by
                       reference to AXA Premier VIP Trust Registration
                       Statement on Form N-1/A (File No. 333-70754) filed on
                       July 22, 2013.

                (b)(v) Amendment No. 1 dated as of October 21, 2013, to the
                       Amended and Restated Participation Agreement among the
                       Registrant, AXA Equitable, FMG LLC and AXA Distributors
                       dated as of May 23, 2012, incorporated herein by
                       reference to AXA Premier VIP Trust Registration
                       Statement on Form N-1/A (File No. 333-70754) filed on
                       October 2, 2013.

                (b)(vi)Amendment No. 2, dated as of April 18, 2014 ("Amendment
                       No. 2") to the Amended and Restated Participation
                       Agreement, dated as of May 23, 2012, as amended
                       ("Agreement") by and among AXA Premier VIP Trust
                       ("Trust"), AXA Equitable Life Insurance Company, AXA
                       Equitable Funds Management Group, LLC and AXA
                       Distributors, LLC (collectively, the "Parties"),
                       incorporated herein by reference to AXA Premier VIP
                       Trust Registration Statement on Form N-1/A (File No.
                       333-70754) filed on January 12, 2015.

               (b)(vii)Amendment No. 3, dated as of July 8, 2014 ("Amendment
                       No. 3") to the Amended and Restated Participation
                       Agreement, dated as of May 23, 2012, as amended
                       ("Agreement") by and among AXA Premier VIP Trust
                       ("Trust"), AXA Equitable Life Insurance Company, AXA
                       Equitable Funds Management Group, LLC and AXA
                       Distributors, LLC (collectively, the "Parties"),
                       incorporated herein by reference to AXA Premier VIP
                       Trust Registration Statement on Form N-1/A (File No.
                       333-70754) filed on January 12, 2015.

              (b)(viii)Amendment No. 4, dated as of December 10, 2014
                       ("Amendment No. 4"), to the Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as
                       amended ("Agreement"), by and among AXA Premier VIP
                       Trust ("Trust"), AXA Equitable Life Insurance Company,
                       AXA Equitable Funds Management Group, LLC and AXA
                       Distributors, LLC (collectively, the "Parties"),
                       incorporated herein by reference to AXA Premier VIP
                       Trust Registration Statement on Form N-1/A (File No.
                       333-70754) filed on January 12, 2015.

               (b)(vix)Amendment No. 5, dated as of September 26, 2015
                       ("Amendment No. 5"), to the Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as
                       amended ("Agreement"), by and among AXA Premier VIP
                       Trust ("Trust"), AXA Equitable Life Insurance Company,
                       AXA Equitable Funds Management Group, LLC and AXA
                       Distributors, LLC (collectively, the "Parties")
                       incorporated herein by reference to AXA Premier VIP
                       Trust Registration Statement on Form 485 (b) (File No.
                       333-70754) filed on April 26, 2016.

                (c)    Participation Agreement by and among AIM Variable
                       Insurance Funds, A I M Distributors, Inc., AXA Equitable
                       Life Insurance Company, on behalf of itself and its
                       Separate Accounts, AXA Advisors, LLC, and AXA
                       Distributors, LLC, dated July 1, 2005 incorporated
                       herein by reference to Registration Statement on Form
                       N-4 (File No. 333-160951) filed on November 16, 2009.

                (c)(i) Amendment No. 1 effective October 15, 2009 among AIM
                       Variable Insurance Funds, AIM Distributors, Inc., AXA
                       Equitable Life Insurance Company, on behalf of its
                       Separate Accounts, AXA Advisors, LLC and AXA
                       Distributors, LLC incorporated herein by reference to
                       Registration Statement on Form N-4 (File No. 2-30070)
                       filed on April 24, 2012.

                (c)(ii)Amendment No. 2, dated as of April 19, 2010, to the
                       Participation Agreement dated as of July 1, 2005, by and
                       among AIM Variable Insurance Funds, Invesco Aim
                       Distributors, Inc., AXA Equitable Life Insurance
                       Company, on behalf of itself and each of its segregated
                       asset accounts, and AXA Advisors, LLC and AXA
                       Distributors, LLC, incorporated herein by reference to
                       Registration Statement on Form N-4 (File No. 2-30070)
                       filed on April 21, 2015.

               (c)(iii)Amendment No. 3, dated as of April 19, 2010, to the
                       Participation Agreement dated as of July 1, 2005, by and
                       among AIM Variable Insurance Funds, Invesco Aim
                       Distributors, Inc., AXA Equitable Life Insurance
                       Company, on behalf of itself and each of its segregated
                       asset accounts; and AXA Advisors, LLC and AXA
                       Distributors, LLC, incorporated herein by reference to
                       Registration Statement on Form N-4 (File No. 2-30070)
                       filed on April 21, 2015.

                (c)(iv)Amendment No. 4, effective May 1, 2012, to the
                       Participation Agreement dated July 1, 2005, among AIM
                       Variable Insurance Funds, Invesco Distributors, Inc.,
                       AXA Equitable Life Insurance Company, on behalf of
                       itself and each of its segregated asset accounts; AXA
                       Advisors, LLC and AXA Distributors, LLC, incorporated
                       herein by reference to Registration Statement on
                       Form N-4 (File No. 333-178750) filed on April 25, 2012.

                (c)(v) Amendment No. 5, dated as of October 1, 2014, to the
                       Participation Agreement dated July 1, 2005, by and among
                       AIM Variable Insurance Funds Invesco Distributors, Inc.,
                       AXA Equitable Life Insurance Company, a New York life
                       insurance company, on behalf of itself and each of its
                       segregated asset accounts; and AXA Advisors, LLC and AXA
                       Distributors, LLC, incorporated herein by reference to
                       Registration Statement on Form N-4 (File No. 333-202149)
                       filed on February 18, 2015.

                (d)    Participation Agreement among AXA Equitable Life
                       Insurance Company, AllianceBernstein L.P., and
                       AllianceBernstein Investments, Inc., dated October 16,
                       2009, previously filed with this Registration Statement
                       on Form N-4 (File. No. 333-178750) on December 23, 2011.

                (d)(i) Amendment No. 1, effective February 18, 2010 to the
                       Participation Agreement, (the "Agreement"), dated
                       October 16, 2009 among AXA Equitable Life Insurance
                       Company, AllianceBernstein L.P. and AllianceBernstein
                       Investments, Inc., previously filed with this
                       Registration Statement on Form N-4 (File. No.
                       333-178750) on December 23, 2011.

                (d)(ii)Amendment No. 2, effective May 1, 2012 to the
                       Participation Agreement dated October 16, 2009 among AXA
                       Equitable Life Insurance Company, MONY Life Insurance
                       Company, MONY Life Insurance Company of America,
                       AllianceBernstein L.P. and AllianceBernstein
                       Investments, Inc., previously filed with this
                       Registration Statement (File No. 333-178750) on April
                       25, 2012.

               (d)(iii)Amendment No. 3, dated September 6, 2013, to the
                       Participation Agreement (the "Agreement"), dated October
                       16, 2009 and as amended by Amendment No. 1 effective
                       February 18, 2010 and Amendment No. 2 effective May 1,
                       2012, by and among AXA Equitable Life Insurance Company,
                       MONY Life Insurance Company, MONY Life Insurance Company
                       of America, AllianceBernstein L.P and AllianceBernstein
                       Investments, Inc., incorporated herein by reference to
                       Registration Statement (File No. 333-182976) on Form N-4
                       filed on April 24, 2014.

                (e)    Participation Agreement among AXA Equitable Life
                       Insurance Company, American Century Investment
                       Management, Inc., and American Century Investment
                       Services, Inc., incorporated herein by reference to
                       Registration Statement on Form N-4 (File
                       No. 333-153809), filed on July 8, 2011.

                (e)(i) Amendment No. 2, effective May 1, 2012 to the
                       Participation Agreement dated October 15, 2009 among AXA
                       Equitable Life Insurance Company, MONY Life Insurance
                       Company, MONY Life Insurance Company of America,
                       American Century Investment Management, Inc. and
                       American Century Investment Services, Inc., previously
                       filed with this Registration Statement (File
                       No. 333-178750) on April 25, 2012.

                (f)    Participation Agreement among AXA Equitable Life
                       Insurance Company, BlackRock Variable

                                      C-6

                       Series Funds, Inc., BlackRock Advisors, LLC, and Black
                       Rock Investments, LLC, dated October 16, 2009,
                       previously filed with this Registration Statement on
                       Form N-4 (File No. 333-178750) on December 23, 2011.

                (f)(i) Amendment No. 3, effective May 1, 2012 to the
                       Participation Agreement dated October 16, 2009 among AXA
                       Equitable Life Insurance Company, MONY Life Insurance
                       Company, MONY Life Insurance Company of America,
                       BlackRock Variable Series Funds, Inc., BlackRock
                       Advisors, LLC and BlackRock Investments, LLC, previously
                       filed with this Registration Statement (File No.
                       333-178750) on April 25, 2012.

                (f)(ii)Amendment No. 4, effective August 27, 2013 to the
                       Participation Agreement dated October 16, 2009 among AXA
                       Equitable Life Insurance Company, MONY Life Insurance
                       Company of America, BlackRock Variable Series Funds,
                       Inc., BlackRock Advisors, LLC and BlackRock Investments,
                       LLC, incorporated herein by reference to Registration
                       Statement on Form N-4 (File No. 333-190033) filed on
                       October 4, 2013.

               (f)(iii)Amendment No. 5, executed as of September 1, 2014 and effective as of October 1, 2014 to the Fund
                       Participation Agreement dated October 16, 2009, as
                       amended, by and among AXA Equitable Life Insurance
                       Company, MONY Life Insurance Company of America,
                       BlackRock Variable Series Funds, Inc., BlackRock
                       Advisors, LLC and BlackRock Investments, LLC, previously
                       filed with this Registration Statement (File No.
                       333-178750) on October 16, 2014.

                (g)    Amended and Restated Participation Agreement among
                       Variable Insurance Products Funds, Fidelity Distributors
                       Corporation, and AXA Equitable Life Insurance Company,
                       dated April 16, 2010, incorporated herein by reference
                       to Registration Statement on Form N-4 (File No. 2-30070)
                       filed on April 24, 2012.

                (g)(i) First Amendment effective May 1, 2012 to Amended and
                       Restated Participation Agreement dated April 16, 2010
                       among AXA Equitable Life Insurance Company, Fidelity
                       Distributors Corporation and Variable Insurance Products
                       Funds, Variable Insurance Products Funds II, Variable
                       Insurance Products Funds III, Variable Insurance
                       Products Funds IV and Variable Insurance Products Funds
                       V, previously filed with this Registration Statement
                       (File No. 333-178750) on April 25, 2012.

                (h)    Participation Agreement as of July 1, 2005 Franklin
                       Templeton Variable Insurance Products Trust,
                       Franklin/Templeton Distributors, Inc., AXA Equitable
                       Life Insurance Company, AXA Advisors, LLC, and AXA
                       Distributors, LLC, incorporated herein by reference to
                       Registration Statement filed on Form N-4 (File
                       No. 333-160951) on November 16, 2009.

                (h)(i) Amendment No. 3 effective as of May 1, 2010 to
                       Participation Agreement as of July 1, 2005 by and among
                       Franklin Templeton Variable Insurance Products Trust,
                       Franklin/Templeton Distributors, Inc., AXA Equitable
                       Life Insurance Company, AXA Advisors LLC and AXA
                       Distributors, LLC, incorporated herein by reference to
                       the Registration Statement filed on Form N-4 (File No.
                       333-130988) filed on April 24, 2012.

                (h)(ii)Amendment No. 5 effective as of May 1, 2012 to
                       Participation Agreement dated July 1, 2005 and
                       subsequently amended June 5, 2007, November 1, 2009, May
                       1, 2010 and August 16, 2010 among Franklin Templeton
                       Variable Insurance Products Trust, Franklin/Templeton
                       Distributors, Inc., AXA Equitable Life Insurance
                       Company, AXA Advisors, LLC and AXA Distributors, LLC,
                       previously filed with this Registration Statement (File
                       No. 333-178750) on April 25, 2012.

                (i)    Participation Agreement among AXA Equitable Life
                       Insurance Company, Goldman Sachs Variable Insurance
                       Trust, Goldman Sachs Asset Management, L.P., and
                       Goldman, Sachs & Co., dated October 20, 2009, previously
                       filed with this Registration Statement on Form N-4 (File
                       No. 333-178750) on December 23, 2011.

                (i)(i) Amendment No. 2, effective May 1, 2012 to the
                       Participation Agreement dated October 20, 2009, among
                       AXA Equitable Life Insurance Company, MONY Life
                       Insurance Company, MONY Life Insurance Company of
                       America, Goldman Sachs Variable Insurance Trust, Goldman
                       Sachs Asset Management, L.P. and Goldman Sachs & Co.,
                       previously filed with this Registration Statement (File
                       No. 333-178750) on April 25, 2012.

                (j)    Participation Agreement among AXA Equitable Life
                       Insurance Company, Ivy Funds Variable Insurance
                       Portfolios and Waddell & Reed, Inc., effective
                       October 23, 2009 previously filed with this Registration
                       Statement on Form N-4 (File No. 333-178750) on
                       December 23, 2011.

                (j)(i) Amendment No. 1 dated April 1, 2010 to the Participation
                       Agreement dated October 23, 2009 among Waddell & Reed,
                       Inc., Ivy Funds Variable Insurance Portfolios and AXA
                       Equitable Life Insurance Company incorporated herein by
                       reference to Registration Statement on Form N-4 (File
                       No. 2-30070) filed on April 18, 2017.

                (j)(ii)Second Amendment effective May 1, 2012 to the
                       Participation Agreement dated October 23, 2009 among AXA
                       Equitable Life Insurance Company, MONY Life Insurance
                       Company, MONY Life Insurance Company of America, Waddell
                       & Reed, Inc. and Ivy Funds Variable Insurance
                       Portfolios, previously filed with this Registration
                       Statement (File No. 333-178750) on April 25, 2012.

               (j)(iii)Amendment No. 3 dated September 5, 2013 to the
                       Participation Agreement dated October 23, 2009 among
                       Waddell & Reed, Inc., Ivy Funds Variable Insurance
                       Portfolios, MONY Life Insurance Company, MONY Life
                       Insurance Company of America, and AXA Equitable Life
                       Insurance Company hereby incorporated by reference to
                       Registration Statement on Form N-4 (File No. 2-30070)
                       filed on April 18, 2017.

                (j)(iv)Amendment No. 4 dated October 14, 2013 to the
                       Participation Agreement dated October 23, 2009 among
                       Waddell & Reed, Inc., Ivy Funds Variable Insurance
                       Portfolios, AXA Equitable Life Insurance Company and
                       MONY Life Insurance Company of America, hereby
                       incorporated by reference to Registration Statement on
                       Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (j)(v) Amendment No. 5 dated October 1, 2016 to the
                       Participation Agreement dated October 23, 2009 among
                       Waddell & Reed, Inc., Ivy Funds Variable Insurance
                       Portfolios, AXA Equitable Life Insurance Company and
                       MONY Life Insurance Company of America, hereby
                       incorporated by reference to Registration Statement on
                       Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (k)    Participation Agreement among AXA Equitable Life
                       Insurance Company, Lazard Retirement Series, Inc., and
                       Lazard Asset Management Securities LLC, effective
                       October 20, 2009 previously filed with this Registration
                       Statement on Form N-4 (File No. 333-178750) on
                       December 23, 2011.

                (k)(i) Amendment No. 2, effective May 1, 2012 to the
                       Participation Agreement dated October 20, 2009 among AXA
                       Equitable Life Insurance Company, MONY Life Insurance
                       Company, MONY Life Insurance Company of America, Lazard
                       Retirement Series, Inc. and Lazard Asset Management
                       Securities, previously filed with this Registration
                       Statement (File No. 333-178750) on April 25, 2012.

                (l)    Participation Agreement dated July 18, 2002 among MFS
                       Variable Insurance Trust, Equitable Life Assurance
                       Society of the United States, and Massachusetts
                       Financial Service Company, incorporated herein by
                       reference to Registration Statement filed on Form N-4
                       (File No. 333-160951) on November 16, 2009.

                (l)(i) Amendment No. 1, effective May 1, 2012 to the
                       Participation Agreement dated March 15, 2010 among AXA
                       Equitable Life Insurance Company, MFS Variable Insurance
                       Trust, MFS Variable Insurance Trust II and MFS Fund
                       Distributors, Inc., previously filed with this
                       Registration Statement (File No. 333-178750) on April
                       25, 2012.

                (m)    Participation Agreement among T.Rowe Price Equity
                       Series, Inc., T.Rowe Price Investment Services, Inc. and
                       AXA Equitable Life Insurance Company, dated July 20,
                       2005, incorporated herein by reference to Registration
                       Statement on Form N-4 (File No. 333-160951) filed on
                       November 16, 2009.

                (m)(i) Amendment No. 3, effective May 1, 2012 to the
                       Participation Agreement dated July 20, 2005 among AXA
                       Equitable Life Insurance Company, T. Rowe Price Equity
                       Series Inc., T. Rowe Price Fixed Income Series, Inc., T.
                       Rowe Price International Series, Inc. and T. Rowe Price
                       Investment Services, Inc., previously filed with this
                       Registration Statement (File No. 333-178750) on April
                       25, 2012.

                (n)    Participation Agreement among MONY Life Insurance
                       Company, PIMCO Variable Insurance Trust and PIMCO Funds
                       Distributions LLC, dated December 1, 2001, incorporated
                       herein by reference to Registration Statement on Form
                       N-4 (File No. 333-160951) filed on November 16, 2009.

                (n)(i) Third Amendment dated October 20, 2009 effective October
                       20, 2009, to the Participation Agreement, (the
                       "Agreement") dated December 1, 2001 by and among MONY
                       Life Insurance Company, PIMCO Variable Insurance Trust,
                       and PIMCO Funds Distributions LLC (collectively, the
                       "Parties") adding AXA Equitable Insurance Company as a
                       Party to the Agreement, previously filed with this
                       Registration Statement on Form N-4 (File No. 333-178750)
                       on December 23, 2011.

                (n)(ii)Fifth Amendment effective May 1, 2012 to the
                       Participation Agreement dated December 1, 2001, as
                       amended on April 1, 2002, May 30, 2002, October 20, 2009
                       and April 1, 2010 among AXA Equitable Life Insurance
                       Company, MONY Life Insurance Company, PIMCO Variable
                       Insurance Trust and PIMCO Investments LLC, previously
                       filed with this Registration Statement (File No.
                       333-178750) on April 25, 2012.

                                      C-7

                (o)    Participation Agreement among MONY Life Insurance
                       Company, ProFunds, and ProFunds Advisors LLC, dated
                       May 1, 2002, incorporated herein by reference to
                       Registration Statement on Form N-4 (File No. 333-160951)
                       filed on November 16, 2009.

                (o)(i) Amendment No. 1 effective October 16, 2009 to the
                       Participation Agreement, (the "Agreement") dated May 1,
                       2002 by and among MONY Life Insurance Company, ProFunds
                       and ProFunds Advisors LLC (collectively, the "Parties")
                       adding AXA Equitable Insurance Company as a Party to the
                       Agreement, previously filed with this Registration
                       Statement on Form N-4 (File No. 333-178750) on December
                       23, 2011.

                (o)(ii)Amendment No.2 effective May 1, 2012 to the
                       Participation Agreement, dated May 1, 2002 by and among
                       MONY Life Insurance Company, AXA Equitable Life
                       Insurance Company, ProFunds and ProFunds Advisors LLC,
                       previously filed with this Registration Statement (File
                       No. 333-178750) on April 25, 2012.

                (p)    Participation Agreement among Van Eck Worldwide
                       Insurance Trust, Van Eck Securities Corporation, Van Eck
                       Associates Corporation and MONY Life Insurance Company,
                       dated August 7, 2000, incorporated herein by reference
                       to Registration Statement on Form N-4 (File
                       No. 333-160951), filed on November 16, 2009.

                (p)(i) Amendment No. 1 dated October 13, 2009 to the
                       Participation Agreement, (the "Agreement") dated
                       August 7, 2000 by and among MONY Life Insurance Company,
                       Van Eck Worldwide Insurance Trust, Van Eck Securities
                       Corporation and Van Eck Associates Corporation
                       (collectively, the "Parties") adding AXA Equitable
                       Insurance Company Agreement, previously filed with this
                       Registration Statement on Form N-4 (File No. 333-178750)
                       on December 23, 2011.

                (p)(ii)Amendment No. 3 effective May 1, 2012 to the
                       Participation Agreement dated August 7, 2000 among AXA
                       Equitable Life Insurance Company, MONY Life Insurance
                       Company, Van Eck VIP Trust, Van Eck Securities
                       Corporation and Van Eck Associates Corporation,
                       previously filed with this Registration Statement (File
                       No. 333-178750) on April 25, 2012.

               (p)(iii)Participation Agreement dated October 1, 2013 among Van
                       Eck Securities Corporation, Van Eck Associates
                       Corporation, Van Eck VIP Trust and AXA Equitable Life
                       Insurance Company hereby incorporated by reference to
                       Registration Statement on Form N-4 (File No. 2-30070)
                       filed on April 18, 2017.

                (p)(iv)Amendment No. 1 dated October 28, 2016 to the
                       Participation Agreement dated October 1, 2013 among Van
                       Eck Securities Corporation, Van Eck Associates
                       Corporation, VanEck VIP Trust and AXA Equitable Life
                       Insurance Company hereby incorporated by reference to
                       Registration Statement on Form N-4 (File No. 2-30070)
                       filed on April 18, 2017.

                (q)    Participation Agreement, by and among AXA Equitable Life
                       Insurance Company, on behalf of itself and its separate
                       accounts, Lord Abbett Series Fund, Inc., and Lord Abbett
                       Distributor LLC, previously filed with this Registration
                       Statement on Form N-4 (File No. 333-178750) on December
                       23, 2011.

                (q)(i) Amendment No. 1, effective May 1, 2012 to the
                       Participation Agreement dated August 27, 2010 among AXA
                       Equitable Life Insurance Company, Lord Abbett Series
                       Fund, Inc. and Lord Abbett Distributor LLC, previously
                       filed with this Registration Statement (File No.
                       333-178750) on April 25, 2012.

                (r)    Participation Agreement dated April 12, 2012 among AXA
                       Equitable Life Insurance Company, Northern Lights
                       Variable Trust and 7Twelve Advisors, LLC, previously
                       filed with this Registration Statement (File No.
                       333-178750) on April 25, 2012.

                (s)    Participation Agreement dated April 20, 2012 among AXA
                       Equitable Life Insurance Company, First Trust Variable
                       Insurance Trust, First Trust Advisors L.P. and First
                       Trust Portfolios L.P., previously filed with this
                       Registration Statement (File No. 333-178750) on April
                       25, 2012.

                (s)(i) Amendment No. 1 effective March 17, 2014, to the
                       Participation Agreement dated April 20, 2012, among AXA
                       Equitable Life Insurance Company, First Trust Variable
                       Insurance Trust, First Trust Advisors L.P. and First
                       Trust Portfolios L.P., incorporated herein by reference
                       to the Registration Statement filed on Form N-4 (File
                       No. 333-182796) filed on April 23, 2014.

                (t)    Participation and Service Agreement among AXA Equitable
                       Life Insurance Company and American Funds Distributors,
                       Inc., American Funds Service Company, Capital Research
                       and Management Company and the American Funds Insurance
                       Series (collectively the "Funds"), dated January 2,
                       2013, incorporated herein by reference to Registration
                       Statement on Form N-4 (File No. 2-30070) filed on April
                       23, 2013.

                (u)    Participation Agreement by and among AXA Equitable Life
                       Insurance Company, Putnam Variable Trust and Putnam
                       Retail Management Limited Partnership dated October 10,
                       2013, incorporated herein by reference to Registration
                       Statement on Form N-4 (File No. 333-190033), filed on
                       October 11, 2013.

                (v)    Participation Agreement Among AXA Equitable Life
                       Insurance Company, Legg Mason Partners Variable Equity
                       Trust and Legg Mason Partners Variable Income Trust,
                       Legg Mason Partners Fund Advisor, LLC and Legg Mason
                       Investor Services, LLC dated December 1, 2010,
                       previously filed with this Registration Statement (File
                       No. 333-178750) on April 23, 2014.

                (v)(i) Amendment No. 1, effective March 28, 2014, to the
                       Participation Agreement (the "Agreement"), dated
                       December 1, 2010, by and among AXA Equitable Life
                       Insurance Company (the "Company"); Legg Mason Partners
                       Variable Equity Trust and Legg Mason Partners Variable
                       Income Trust (the "Fund"); Legg Mason Partners Fund
                       Advisor, LLC; and Legg Mason Investor Services, LLC (the
                       "Distributor") (collectively, the "Parties"), previously
                       filed with this Registration Statement (File No.
                       333-178750) on April 23, 2014.

                (v)(ii)Amendment No. 2, effective October 1, 2014, to the
                       Participation Agreement dated December 1, 2010, as
                       amended March 28, 2014 (the "Agreement") by and among
                       AXA Equitable Life Insurance Company (the "Company");
                       Legg Mason Global Asset Management Variable Trust, Legg
                       Mason Partners Variable Equity Trust and Legg Mason
                       Partners Variable Income Trust (the "Fund"); Legg Mason
                       Partners Fund Advisor, LLC; and Legg Mason Investor
                       Services, LLC (the "Distributor") (collectively, the
                       "Parties"), previously filed with this Registration
                       Statement (File No. 333-178750) on October 16, 2014.

                (w)    Participation Agreement Among AXA Equitable Life
                       Insurance Company, Neuberger Berman Advisers Management
                       Trust and Neuberger Berman Management LLC dated
                       August 6, 2010, previously filed with this Registration
                       Statement (File No. 333-178750) on April 23, 2014.

                (w)(i) Amendment No. 1 effective March 12, 2014, to the
                       Participation Agreement dated August 6, 2010 by and
                       among AXA Equitable Life Insurance Company, Neuberger
                       Berman Advisers Management Trust and Neuberger Berman
                       Management LLC dated August 6, 2010, previously filed
                       with this Registration Statement (File No. 333-178750)
                       on April 23, 2014.

                (x)    AGREEMENT, made and entered into as of this 21st day of
                       April, 2014, by and among AXA EQUITABLE LIFE INSURANCE
                       COMPANY (the "Company"), a New York life insurance
                       company, on its own behalf and on behalf of its separate
                       accounts listed on Schedule A attached hereto and
                       incorporated herein by reference, as such schedule may
                       be amended from time to time (the "Accounts"); HARTFORD
                       SERIES FUND, INC. and HARTFORD HLS SERIES FUND II, INC.,
                       each an open-end management investment company organized
                       under the laws of the State of Maryland (each a "Fund");
                       HARTFORD FUNDS MANAGEMENT COMPANY, LLC (the "Adviser"),
                       a Delaware limited liability company; HARTFORD FUNDS
                       DISTRIBUTORS, LLC (the "Distributor"), a Delaware
                       limited liability company and HARTFORD ADMINISTRATIVE
                       SERVICES COMPANY (the "Transfer Agent"), a Minnesota
                       corporation, previously filed with this Registration
                       Statement (File No. 333-178750) on October 16, 2014.

                (y)    Participation Agreement by and among AXA Equitable Life
                       Insurance Company, Eaton Vance Variable Trust and Eaton
                       Vance Distributors, Inc., dated October 7, 2013,
                       incorporated herein by reference to Registration
                       Statement on Form N-4 (File No.333-190033) filed on
                       October 11, 2013.

                                      C-8

         9.     Legal Opinion.

                Opinion and Consent of Shane Daly, Esq., Vice President and
                Associate General Counsel of AXA Equitable, filed herewith.

         10.    Other Opinions.

                (a)    Consent of PricewaterhouseCoopers LLP, filed herewith.

                (b)    Powers of Attorney, filed herewith.

         11.    Omitted Financial Statements. Not applicable.

         12.    Initial Capital Agreements. Not applicable.

         13.    Redeemability Exemption. Not applicable.

                                      C-9

Item 25.Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA
         Equitable.

NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH
BUSINESS ADDRESS               AXA EQUITABLE
------------------             --------------------------
DIRECTORS

Thomas Buberl                  Director
AXA
25, Avenue Matignon
75008 Paris, France

Gerald Harlin                  Director
AXA
21, Avenue Matignon
75008 Paris, France

Daniel G. Kaye                 Director
767 Quail Run
Inverness, IL 60067

Bertrand Poupart-Lafarge       Director
5 Old Broad Street
London EC2N 1AD
United Kingdom

Kristi A. Matus                Director
380 Beacon Street, #2
Boston, MA 02116

George Stansfield              Director
AXA
25, Avenue Matignon
75008 Paris, France

Karima Silvent                 Director
AXA
25, Avenue Matignon
75008 Paris, France

Charles G.T. Stonehill         Director
Founding Partner
Green & Blue Advisors
285 Central Park West
New York, New York 10024

                                     C-10

Item 26. Persons Controlled by or Under Common Control with the Insurance
         Company or Registrant.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of
         Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA
         Equitable.

              Separate Account No. 70 of AXA Equitable Life Insurance Company
(the "Separate Account") is a separate account of AXA Equitable Life Insurance
Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc.
(the "Holding Company").

              Prior to May 14, 2018, Holdings was a direct wholly-owned
subsidiary of AXA S.A. ("AXA"). On May 14, 2018, Holdings completed an initial public offering in which AXA sold a minority stake to the public.

              AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including
AXA Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

              (a) The 2016/2017 AXA Group Organization Charts are incorporated herein by reference to Exhibit 26(a) to Registration Statement (File No.
333-216084) on Form N-4, filed on August 25, 2017.

              (b) The AXA Equitable Holdings, Inc. - Subsidiary Organization
Chart: Q1-2018 is incorporated herein by reference to Exhibit 26(b) to
Registration Statement (File No. 2-30070) on Form N-4 filed April 17, 2018.

                                     C-11

Item 27. Number of Contractowners

              On July 31, 2018, there were 4,407 Qualified contract owners and
1,776 Non-Qualified contract owners of contracts offered by the Registrant under this Registration Statement.

Item 28. Indemnification

         (a)  Indemnification of Directors and Officers

              The By-Laws of AXA Equitable Life Insurance Company ("AXA
              Equitable") provide, in Article VII, as follows:

              7.4  Indemnification of Directors, Officers and Employees.
                   (a) To the extent permitted by the law of the State of New
                   York and subject to all applicable requirements thereof:

                   (i)  any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by
                        reason of the fact that he or she, or his or her
                        testator or intestate, is or was a director, officer or
                        employee of the Company shall be indemnified by the
                        Company;

                   (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by
                        reason of he fact that he or she, or his or her
                        testator or intestate serves or served any other
                        organization in any capacity at the request of the
                        Company may be indemnified by the Company; and

                   (iii)the related expenses of any such person in any of said categories may be advanced by the Company.

                         (b)  To the extent permitted by the law of the State
                              of New York, the Company may provide for further
                              indemnification or advancement of expenses by
                              resolution of shareholders of the Company or the
                              Board of Directors, by amendment of these
                              By-Laws, or by agreement. (Business Corporation
                              Law ss. 721-726; Insurance Law ss. 1216)

              The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance
Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance
Company, AXIS Insurance Company, AWAC (Allied World Assurance Company, Ltd.),
Aspen Bermuda XS, and ARGO RE Ltd, and Zurich Insurance Company. The annual limit on such policies is $155 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)  Indemnification of Principal Underwriters

              To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC and AXA
Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC and AXA Advisors, LLC.

         (c)  Undertaking

Insofar as indemnification for liability arising under the Securities Act of
1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange
Commission such indemnification is against public policy as expressed in the
Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                     C-12

Item 29. Principal Underwriters

              (a) AXA Advisors, LLC, and AXA Distributors, LLC, are the
principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ
Advisors Trust and AXA Premier VIP Trust, and of MONY America Variable Account
A, MONY America Variable Account K and MONY America Variable Account L. In
addition, AXA Advisors is the principal underwriter for AXA Equitable's
Separate Accounts 45, 301, A and I.

              (b) Set forth below is certain information regarding the
directors and principal officers of AXA Advisors, LLC and AXA Distributors,
LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

 (i) AXA ADVISORS, LLC

 NAME AND PRINCIPAL                POSITIONS AND OFFICES WITH UNDERWRITER
 BUSINESS ADDRESS                  (AXA ADVISORS, LLC)
 ------------------                --------------------------------------

 *David Karr                       Director, Chairman of the Board and Chief
                                   Executive Officer

 *Christine Nigro                  Director and Vice Chairman of the Board

 *Ronald Herrmann                  Director

 *Anders B. Malmstrom              Director

 *Frank Massa                      Director, President and Chief Operating
                                   Officer

 *Brian Winikoff                   Director

 *Mary Jean Bonadonna              Vice President and Chief Compliance Officer

 *Yun Zhang                        Vice President and Treasurer

 *Gina Jones                       Vice President and Financial Crime Officer

 *Kenneth Webb                     Vice President

 *Page Pennell                     Vice President

 *Philip Pescatore                 Chief Risk Officer

 *Denise Tedeschi                  Assistant Vice President and Assistant
                                   Secretary

 *James Mellin                     Chief Sales Officer

 *Thomas Eng                       Chief Privacy Officer

 *Nicholas J. Gismondi             Vice President and Controller

 *Kadeidre Screen                  Secretary

 *James O'Boyle                    Senior Vice President

 *Gerald J. Carroll                Vice President

 *Claire A. Comerford              Vice President

 *Kathryn Ferrero                  Vice President

 *Prabha ("Mary") Ng               Chief Information Security Officer

 *Robert Matricardi                Assistant Vice President and Chief
                                   Financial Planning Officer

 *Joshua Katz                      Vice President

 *Christopher LaRussa              Vice President

 *Christian Cannon                 Assistant Vice President and Counsel

 *David G. Rogers                  Vice President

 *Samuel Schwartz                  Vice President

 *Ruth Shorter                     Vice President

 *Steven Sutter                    Vice President and Assistant Treasurer

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                  POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                    (AXA DISTRIBUTORS, LLC)
------------------                  -------------------------------------------

*Brian Winikoff                     Director, Chairman of the Board, Chief
                                    Executive Officer and Chief Retirement
                                    Savings Officer

*Ronald Herrmann                    Senior Vice President and Director

*Michael B. Healy                   Executive Vice President

*Harvey T. Fladeland                Senior Vice President

*Kathryn Ferrero                    Senior Vice President

*Peter D. Golden                    Senior Vice President

*David Kahal                        Senior Vice President

*Kevin M. Kennedy                   Director and President

*Graham Day                         Senior Vice President

*Trey Reynolds                      Senior Vice President

*David Veale                        Senior Vice President

*Alfred D'Urso                      Vice President and Chief Compliance Officer

*Michael Schumacher                 Senior Vice President

*Mark Teitelbaum                    Senior Vice President

*Nicholas Gismondi                  Vice President and Chief Financial Officer

*Gina Jones                         Vice President and Financial Crime Officer

*Yun Zhang                          Vice President and Treasurer

*Francesca Divone                   Secretary

*Evan Hirsch                        Senior Vice President

*Gerald J. Carroll                  Vice President

*Mathew Drummond                    Vice President

*Karen Farley                       Vice President

*Richard Frink                      Vice President

*Michael J. Grass                   Vice President

*Laird Johnson                      Vice President

*Joshua Katz                        Vice President

*James Long                         Vice President

*Page W. Long                       Vice President

*James S. O'Connor                  Vice President

*Matthew A. Schirripa               Vice President

*Samuel Schwartz                    Vice President

*William Sorrentino                 Vice President

*Steven Sutter                      Vice President and Assistant Treasurer

*Jonathan Zales                     Vice President

*Stephen Scanlon                    Director and Senior Vice President

*Prabha ("Mary") Ng                 Senior Vice President and Chief
                                    Information Security Officer

*Edward Rosenblatt                  Vice President and General Counsel

*Denise Tedeschi                    Assistant Vice President and Assistant
                                    Secretary

* The principal business address:

  1290 Avenue of the Americas,
  NY, NY 10104.

              (c) The information under "Distribution of the Contracts" in the
Prospectus and Statement of Additional Information forming a part of this
Registration Statement is incorporated herein by reference.

                                     C-13

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the
         Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of
         the Americas, New York, New York 10104, 135 West 50th Street, New
         York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer Systems, Inc., 301 W. 11th
         Street, Kansas City, MO, 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

The Registrant hereby undertakes:

         (a)  to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited
              financial statements in the registration statement are never more than 16 months old for so long as payments under the individual annuity contracts and certificates AXA Equitable offers under a group annuity contract (collectively, the "contracts") may be accepted;

         (b)  to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a
              Statement of Additional Information;

         (c)  to deliver any Statement of Additional Information and any financial statements required to be made available under this
              Form promptly upon written or oral request.

              AXA Equitable represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective contracts.

              The Registrant hereby represents that it is relying on the
November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                     C-14

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of
1940, the Registrant certifies that it meets the requirements of Securities Act
Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City of New York, and State of New York on the 15th day
of August, 2018.

                              SEPARATE ACCOUNT 70 OF
                              AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Registrant)

                              By:  AXA Equitable Life Insurance Company
                                   (Depositor)

                              By:  /s/ Shane Daly
                                   ---------------------------------------------
                                   Shane Daly
                                   Vice President and Associate General Counsel
                                   AXA Equitable Life Insurance Company

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act
of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of
New York, on this 15th day of August, 2018.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Shane Daly
                                              ----------------------------------
                                              Shane Daly
                                              Vice President and Associate
                                              General Counsel

       As required by the Securities Act of 1933 and the Investment Company Act
of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer,
                               Director and President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director and
                               Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea Nitzan                 Managing Director, Chief Accounting Officer and
                               Controller

*DIRECTORS:

Kristi A. Matus                Bertrand Poupart-Lafarge
Mark Pearson                   Karima Silvent
Daniel G. Kaye                 Charles G.T. Stonehill

*By:  /s/ Shane Daly
      --------------------------
      Shane Daly
      Attorney-in-Fact
      August 15, 2018

                                 EXHIBIT INDEX

EXHIBIT NO.                                                          TAG VALUE
-----------                                                          ---------

  9          Opinion and Consent of Counsel                          EX-99.9

  10(a)      Consent of PricewaterhouseCoopers LLP                   EX-99.10a

  10(b)      Powers of Attorney                                      EX-99.10b